UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                June 30, 2008
                                                ------------------------------

Check here if Amendment [  ]; Amendment Number:  _________
This Amendment (Check only one):    [  ]  is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Corsair Capital LLC
Address:           717 Fifth Avenue
                   24th Floor
                   New York, NY  10022

Form 13F File Number:    28-12546
                            -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   D.T. Ignacio Jayanti
Title:  President
Phone:  (212) 224-9444

Signature, Place, and Date of Signing:

/s/ D. T. Ignacio Jayanti       New York, NY     August 7, 2008
--------------------------    ---------------   -----------------
    [Signature]                 [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-___________________             ___________________________________
         [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                                 ----------------------------

Form 13F Information Table Entry Total:                         4
                                                 ----------------------------

Form 13F Information Table Value Total:                       $113,584
                                                 ----------------------------
                                                             (thousands)

List of Other Included Managers:                 NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.          Form 13F File Number              Name

         ____         28-_______________                ________________________

         [Repeat as necessary.]



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


                                                      FORM 13F INFORMATION TABLE

   COLUMN 1      COLUMN 2     COLUMN 3    COLUMN 4            COLUMN 5             COLUMN 6     COLUMN 7          COLUMN 8
-------------- ---------- -------------- ---------- ---------------------------- ------------- ---------- --------------------------
   NAME OF       TITLE OF                  VALUE      SHRS OR             PUT/    INVESTMENT     OTHER        VOTING AUTHORITY
   ISSUER         CLASS        CUSIP     (x$1000)     PRN AMT    SH/PRN    CALL    DISCRETION   MANAGERS    SOLE     SHARED  NONE
-------------- ---------- -------------- ---------- ----------- --------- ------ ------------- ---------- ----------- ------- ------
Compucredit
Corp.           Common     20478N 10 0      17,633   2,938,842     SH              SOLE                   2,938,842
-------------- ---------- -------------- ---------- ----------- --------- ------ ------------- ---------- ----------- ------- ------
First
American
Corp.           Common     318522 30 7      39,778   1,506,750     SH              SOLE                   1,506,750
-------------- ---------- -------------- ---------- ----------- --------- ------ ------------- ---------- ----------- ------- ------
NewStar
Financial
Inc.            Common     65251F 10 5      56,173   9,504,798     SH              SOLE                   9,504,798
-------------- ---------- -------------- ---------- ----------- --------- ------ ------------- ---------- ----------- ------- ------
NewStar
Financial
Inc.            Common     65251F 10 5           0     200,174     SH     CALL     SOLE                     200,174
-------------- ---------- -------------- ---------- ----------- --------- ------ ------------- ---------- ----------- ------- ------

         [Repeat as necessary.]

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